Fair Value - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	$ 74,976	$ 130,810	$ 52,985
Cash collateral held by counterparty	62	24
Total assets	1,544,857	1,585,727	1,174,515
Total liabilities	1,386,669	1,418,494	1,056,786
U.S. Government-Sponsored Entities [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	4,719	17,036	10,400
Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	65,993	109,521	36,529
Corporate [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	2,981	2,954	3,011
Small Business Administration Loan Pools [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	271	297	356
State and Political Subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	508	508	2,193
Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	504	494	496
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash collateral held by counterparty	62	24
Derivative assets	62	24
Total assets	566	24
Derivative liabilities	(1,098)	(246)
Total liabilities	(1,098)	(246)
Cash collateral held by counterparty	(1,098)	(246)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	504
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative assets		2
Total assets	74,472	130,812	52,996
Derivative liabilities	1,098	246
Total liabilities	1,098	246
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other Assets [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative assets		2	11
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other Liabilities [Member] | Interest Rate Swaps [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivative liabilities	1,098	246
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government-Sponsored Entities [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	4,719	17,036	10,400
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Residential Mortgage-Backed Securities (Issued by Government-Sponsored Entities) [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	65,993	109,521	36,529
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	2,981	2,954	3,011
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Small Business Administration Loan Pools [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	271	297	356
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities	$ 508	508	2,193
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity Securities [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis [Line Items]
Available for sale securities		$ 494	$ 496